COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 09, 2020
COMMITMENTS AND CONTINGENCIES
Deferred fee per unit	$ 0.35	$ 0.35
Deferred underwriting fee payable	$ 4,025,000	$ 4,025,000	$ 4,025,000